SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - LIQUIDITY (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net loss	$ 7,570,000	¥ 52,705,000	¥ 25,813,000	¥ 371,166,000
Negative cash flows from operations	(15,652,000)	¥ (108,944,000)	¥ 41,659,000	¥ 99,039,000
Net current liability	235,964,000,000				¥ 1,642,726,000
Sales And Lease back Receivables	$ 262,863,000				¥ 1,830,000,000